UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21349

          BlackRock Limited Duration Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Limited Duration Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—146.5%
			Corporate Bonds—62.4%
			Aerospace & Defense—1.3%
NR	$1,560	[2]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$ 1,575,600
B	490		Argo-Tech Corp., 9.25%, 6/01/11	505,925
B	5,676	[3]	DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	5,874,660
B	310		DRS Technologies, Inc., 7.625%, 2/01/18	311,163
BB	755		Sequa Corp., 9.00%, 8/01/09	794,637

			Total Aerospace & Defense	9,061,985

			Automotive—2.1%
			Autonation, Inc.,
BB+	690	[4]	7.00%, 4/15/14	677,925
BB+	690	[4,5]	7.507%, 4/15/13	695,175
BB-	130	[4,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	130,650
A3	7,500	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,282,373
Caa3	270		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	207,225
B	945		Lear Corp., Ser. B, 8.11%, 5/15/09	922,556
CCC+	1,825	[3]	Metaldyne Corp., 11.00%, 11/01/13	1,752,000
BB-	2,629		TRW Automotive, Inc., 9.375%, 2/15/13	2,793,313

			Total Automotive	14,461,217

			Basic Materials—5.8%
			Abitibi-Consolidated, Inc., (Canada)
B+	1,405		6.00%, 6/20/13	1,145,075
B+	390		8.375%, 4/01/15	355,875
B+	2,200		AK Steel Corp., 7.75%, 6/15/12	2,172,500
B	350	[4,5]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	357,000
BB-	670	[5]	Bowater, Inc., 8.329%, 3/15/10	681,725
BB+	120		Chemtura Corp., 6.875%, 6/01/16	116,400
			Domtar, Inc., (Canada)
B+	300		7.125%, 8/15/15	265,875
B+	880		7.875%, 10/15/11	842,600
B+	740		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	746,475
			Huntsman LLC,
Ba3	1,950		11.625%, 10/15/10	2,149,875
B2	310		12.00%, 7/15/12	345,650
BB	300		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	319,875
			Ineos Group Holdings PLC, (United Kingdom)
B2	2,885	[4]	8.50%, 2/15/16	2,701,081
B2	1,490		(EUR), 7.875%, 2/07/16	1,781,894
CCC+	2,625		Innophos, Inc., 8.875%, 8/15/14	2,631,563
Baa3	5,000	[3]	Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,368,750
			Lyondell Chemical Co.,
BB-	560		10.50%, 6/01/13	613,200
BB-	3,020		11.125%, 7/15/12	3,284,250
BB-	750		Ser. A, 9.625%, 5/01/07	765,000
BB	615		Millennium America, Inc., 9.25%, 6/15/08	624,225
B-	215		Nalco Co., 8.875%, 11/15/13	218,225
			NewPage Corp.,
B3	810		10.00%, 5/01/12	840,375
B3	1,500	[3,5]	11.739%, 5/01/12	1,642,500
CCC+	300		12.00%, 5/01/13	313,500
			Nova Chemicals Corp., (Canada)
BB	200		6.50%, 1/15/12	186,000
BB	2,690	[5]	8.405%, 11/15/13	2,723,625
			Rhodia SA, (France)
B-	921		8.875%, 6/01/11	938,269
B-	81		10.25%, 6/01/10	87,885
B	2,412		Rockwood Specialties Group, Inc., 10.625%, 5/15/11	2,592,900
Ba1	3,250	[3]	US Steel LLC, 10.75%, 8/01/08	3,510,000

			Total Basic Materials	40,322,167

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—1.3%
B2	$ 750	[4]	Compression Polymers Corp., 10.50%, 7/01/13	$ 768,750
BBB-	3,000	[3]	DR Horton, Inc., 5.875%, 7/01/13	2,813,403
B	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,731,625
			Goodman Global Holding Co., Inc.,
B-	2,000		7.875%, 12/15/12	1,860,000
B2	269	[5]	8.329%, 6/15/12	269,000
			North American Energy Partners, Inc., (Canada)
Caa1	270		8.75%, 12/01/11	268,650
B3	550		9.00%, 6/01/10	566,500

			Total Building & Development	9,277,928

			Conglomerates—1.1%
Baa3	7,500	[3]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	7,564,861

			Consumer Products—5.5%
B3	300		ALH Finance LLC, 8.50%, 1/15/13	291,750
CCC+	1,335	[5]	Ames True Temper, Inc., 9.507%, 1/15/12	1,314,975
Caa1	975	[5]	Duane Reade, Inc., 9.829%, 12/15/10	956,719
B3	1,050	[4]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	1,052,625
B-	1,108		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	972,270
B	2,140		Gold Kist, Inc., 10.25%, 3/15/14	2,241,650
B+	5,000	[3]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,050,000
BBB-	4,400	[3]	JC Penney Co., Inc., 8.00%, 3/01/10	4,712,618
B-	2,770	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,548,400
B-	1,550		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,468,625
B	2,075	[5]	Levi Strauss & Co., 10.258%, 4/01/12	2,132,063
B2	223		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	234,986
B3	210	[4,5]	Nutro Products, Inc., 9.23%, 10/15/13	215,250
			Quebecor World Capital Corp., (Canada)
BB-	210		6.125%, 11/15/13	173,157
BB-	970	[4]	8.75%, 3/15/16	891,206
BB-	600		Quiksilver, Inc., 6.875%, 4/15/15	555,000
BB+	1,000	[4]	Reynolds American, Inc., 7.625%, 6/01/16	1,015,000
BB-	5,000		Rite Aid Corp., 8.125%, 5/01/10	5,093,750
B	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,482,500
CCC	1,245		Spectrum Brands, Inc., 7.375%, 2/01/15	936,863
			United Rentals NA, Inc.,
B	2,575		7.00%, 2/15/14	2,375,437
B	125		7.75%, 11/15/13	119,375

			Total Consumer Products	37,834,219

			Containers & Packaging—0.9%
B+	1,385	[4]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	1,378,075
CCC+	585		Graham Packaging Co., Inc., 8.50%, 10/15/12	568,913
B-	250	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	249,375
CCC+	1,920	[4]	Pregis Corp., 12.375%, 10/15/13	1,996,800
B+	2,114		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	2,185,347

			Total Containers & Packaging	6,378,510

			Ecological Services & Equipment—0.6%
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,100,000
CCC	2,065		Waste Services, Inc., 9.50%, 4/15/14	2,111,463

			Total Ecological Services & Equipment	4,211,463

			Energy—7.1%
BB+	5,500	[3,4]	AES Corp., 8.75%, 5/15/13	5,905,625
			ANR Pipeline Co.,
Ba2	460		7.375%, 2/15/24	455,400
Ba2	1,780		9.625%, 11/01/21	2,122,650
B2	1,040		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	1,082,900
B	810	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	810,000
			Chesapeake Energy Corp.,
BB	650		6.375%, 6/15/15	611,000
BB	100		6.875%, 11/15/20	93,750
BB	4,000	[3]	7.50%, 9/15/13	4,015,000
BB-	200		ChipPAC, Inc., 2.50%, 6/01/08	192,233

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
			CMS Energy Corp.,
BB-	$ 150		7.50%, 1/15/09	$ 152,438
BB-	220		8.50%, 4/15/11	231,275
BB-	750		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	733,125
B	1,615		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	1,542,325
B	260		Dynegy Danskammer LLC, Ser. A, 7.27%, 11/08/10	259,025
CCC+	1,640		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	1,631,800
B+	815	[4]	Edison Mission Energy, 7.50%, 6/15/13	803,794
			El Paso Corp.,
B	400		7.80%, 8/01/31	395,500
B	525	[4]	9.625%, 5/15/12	576,188
B	225	[4]	10.75%, 10/01/10	248,063
Ba2	400		El Paso Natural Gas Co., 8.875%, 6/15/32	437,000
B+	222		Elwood Energy LLC, 8.159%, 7/05/26	240,308
			Encore Acquisition Co.,
B	250		6.00%, 7/15/15	227,500
B	200		7.25%, 12/01/17	191,500
B-	220		Exco Resources, Inc., 7.25%, 1/15/11	214,500
BB+	380		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	356,250
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	930	[4]	7.75%, 11/01/15	906,750
B	2,434	[4]	10.50%, 9/01/10	2,637,847
B-	725		KCS Energy, Inc., 7.125%, 4/01/12	692,375
B+	4,324	[3]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,540,479
			Mirant Americas Generation LLC,
B3	275		8.30%, 5/01/11	268,125
B3	480		8.50%, 10/01/21	442,800
B3	645		9.125%, 5/01/31	619,200
B2	500		Mission Energy Holdings Co., 13.50%, 7/15/08	558,750
			NRG Energy, Inc.,
B+	210		7.25%, 2/01/14	205,538
B+	1,185		7.375%, 2/01/16	1,158,337
B-	580		Orion Power Holdings, Inc., 12.00%, 5/01/10	662,650
B+	675	[4]	Pogo Producing Co., 7.875%, 5/01/13	683,437
			Reliant Energy, Inc.,
BB-	1,035		6.75%, 12/15/14	971,606
BB-	170		9.25%, 7/15/10	173,825
B	1,240	[4,5]	Stone Energy Corp., 8.24%, 7/15/10	1,240,000
B	5,000	[3]	Swift Energy Co., 9.375%, 5/01/12	5,262,500
B-	725	[4]	Targa Resources, Inc., 8.50%, 11/01/13	706,875
BBB-	100		Transcontinental Gas Pipe Line Corp., 7.25%, 12/01/26	98,000
B	1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,534,500
			Williams Cos., Inc.,
BB+	1,000		7.125%, 9/01/11	1,005,000
BB+	1,285		8.75%, 3/15/32	1,391,012

			Total Energy	49,288,755

			Entertainment & Leisure—1.4%
B3	505		AMC Entertainment, Inc., 11.00%, 2/01/16	545,400
B3	1,580	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	1,662,950
Ba3	5,425	[3]	MGM Mirage, 9.75%, 6/01/07	5,567,406
B	660	[4]	Pokagon Gaming Authority, 10.375%, 6/15/14	691,350
B	250		Poster Financial Group, Inc., 8.75%, 12/01/11	258,125
B+	460	[4]	San Pasqual Casino, 8.00%, 9/15/13	461,150
B+	100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	96,500

			Total Entertainment & Leisure	9,282,881

			Financial Institutions—8.5%
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB	1,480		7.125%, 2/15/13	1,446,700
BB	5,860	[3]	8.125%, 6/01/11	5,947,900
B	1,733		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	1,867,307
Ba3	3,010	[3]	Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,070,200

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Ba2	$ 465		E*Trade Financial Corp., 7.375%, 9/15/13	$ 466,163
Ba3	890	[3]	Fairfax Financial Holdings Ltd., 7.75%, 4/26/12 (Canada)	792,100
			Ford Motor Credit Co.,
BB	500		7.25%, 10/25/11	454,156
BB	2,800		7.375%, 2/01/11	2,575,415
			General Motors Acceptance Corp.,
BB	3,000	[5]	6.407%, 1/16/07	2,994,124
BB	5,620	[3]	6.875%, 8/28/12	5,405,132
			iPayment, Inc.,
CCC+	790	[4]	9.75%, 5/15/14	788,025
NR	4,470	[2,4,5]	12.75%, 7/15/14	4,425,300
B-	900		K&F Acquisition, Inc., 7.75%, 11/15/14	879,750
Baa1	5,000	[4]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,117,500
BBB	200	[5]	Marsh & McLennan Cos., Inc., 5.64%, 7/13/07	200,080
B2	2,460	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	2,389,275
			Rainbow National Services LLC,
B2	925	[4]	8.75%, 9/01/12	978,188
B3	4,835	[4]	10.375%, 9/01/14	5,403,112
Caa1	2,000		Standard Aero Holdings, Inc., 8.25%, 9/01/14	1,932,500
AA+	6,224	[6]	Structured Asset Receivable Trust, 1.649%, 1/21/10	6,224,439
B-	220	[5]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	226,050
Aa3	4,425	[3]	Western Financial Bank, 9.625%, 5/15/12	4,948,771

			Total Financial Institutions	58,532,187

			Health Care—3.7%
B	2,535	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	2,452,612
B-	5,000	[3]	Concentra Operating Corp., 9.50%, 8/15/10	5,193,750
			Healthsouth Corp.,
B3	4,290	[4]	10.75%, 6/15/16	4,059,412
B3	1,990	[4,5]	11.418%, 6/15/14	1,920,350
B-	3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,120,000
B-	615		Select Medical Corp., 7.625%, 2/01/15	522,750
B	1,970		Tenet Healthcare Corp., 6.875%, 11/15/31	1,460,263
Ba3	4,500	[3]	United Surgical Partners Intl., Inc., 10.00%, 12/15/11	4,792,500
B-	1,830		Universal Hospital Services, Inc., 10.125%, 11/01/11	1,884,900

			Total Health Care	25,406,537

			Industrials—2.1%
B-	4,000	[3]	Fasten Tech, Inc., 11.50%, 5/01/11	4,100,000
Caa1	830		NationsRent Cos., Inc., 9.50%, 5/01/15	964,875
CCC+	1,955		Park-Ohio Industries, Inc., 8.375%, 11/15/14	1,754,612
CCC+	950		Polypore, Inc., 8.75%, 5/15/12	914,375
			RBS Global, Inc./Rexnord Corp.,
B3	2,000	[4]	9.50%, 8/01/14	2,005,000
CCC+	1,090	[4]	11.75%, 8/01/16	1,117,250
B3	2,240	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	2,340,800
Caa1	1,415		Trimas Corp., 9.875%, 6/15/12	1,305,338

			Total Industrials	14,502,250

			Media—9.1%
B-	1,975	[4]	Affinion Group, Inc., 10.125%, 10/15/13	2,019,437
CCC	1,450		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	1,341,250
B3	800	[5]	Cablevision Systems Corp., Ser. B, 9.62%, 4/01/09	850,000
CCC+	3,500		CBD Media Inc., 8.625%, 6/01/11	3,465,000
Caa1	865		CCH II LLC/CCH II Capital Corp., Ser. B, 10.25%, 9/15/10	872,569
Caa1	755		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	764,438
B3	2,125	[4]	CMP Susquehanna Corp., 9.875%, 5/15/14	1,944,375
BBB+	6,685	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,905,999
BB-	5,795	[3]	CSC Holdings, Inc., 7.875%, 12/15/07	5,881,925
B	1,300		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,404,000
			Echostar DBS Corp.,
BB-	2,800		5.75%, 10/01/08	2,775,500
BB-	200	[4]	7.125%, 2/01/16	196,000
BB-	5,100	[3,5]	8.758%, 10/01/08	5,163,750

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
B2	$ 355		Emmis Operating Co., 6.875%, 5/15/12	$ 350,563
CCC+	5,000	[3]	Houghton Mifflin Co., 9.875%, 2/01/13	5,200,000
B1	740		LIN Television Corp., 6.50%, 5/15/13	680,800
B	820		Medianews Group, Inc., 6.875%, 10/01/13	750,300
B2	1,905	[4]	Network Communications, Inc., 10.75%, 12/01/13	1,926,431
B3	2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	2,517,975
B2	2,000	[4,5]	Paxson Communications Corp., 8.757%, 1/15/12	2,010,000
			Primedia, Inc.,
B2	1,205		8.00%, 5/15/13	1,055,881
B2	1,200	[5]	10.78%, 5/15/10	1,218,000
B	4,000		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	4,010,000
B2	2,000		Salem Communications Corp., 7.75%, 12/15/10	1,987,500
B	460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	405,790
Caa1	530		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	500,850
CCC+	300	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	296,625
			Vertis, Inc.,
B3	2,390	[3]	9.75%, 4/01/09	2,413,900
Caa3	240	[4]	13.50%, 12/07/09	195,600
CCC	865		Ser. B, 10.875%, 6/15/09	858,513
Caa2	3,280		Young Broadcasting, Inc., 10.00%, 3/01/11	2,976,600

			Total Media	62,939,571

			Real Estate—0.3%
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,817,745

			Technology—3.2%
			Amkor Technology, Inc.,
CCC+	4,020	[3]	7.75%, 5/15/13	1,725,487
CCC+	1,958		9.25%, 6/01/16	3,698,400
B+	1,965		Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,935,525
B+	430	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	461,713
B-	135		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	90,788
B2	890	[4]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	854,400
CCC+	910	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	944,125
BB	90		STATS ChipPAC Ltd., 7.50%, 7/19/10 (Singapore)	87,525
			Sungard Data Systems, Inc.,
B-	665		9.125%, 8/15/13	678,300
B-	1,735	[5]	9.973%, 8/15/13	1,813,075
B-	2,430		10.25%, 8/15/15	2,463,412
B	4,345	[3]	Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	4,377,587
			UGS Corp.,
B-	1,780		10.00%, 6/01/12	1,920,175
B-	830	[4]	10.38%, 6/01/11	823,775

			Total Technology	21,874,287

			Telecommunications—7.5%
BB-	1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,411,125
A-	5,000	[3]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,398,686
B3	860	[5]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	872,900
			Intelsat Ltd., (Bermuda)
BB-	1,470		8.625%, 1/15/15	1,466,325
BB-	1,800	[4]	9.25%, 6/15/16	1,836,000
BB-	2,360	[5]	10.484%, 1/15/12	2,398,350
B	3,150	[4,5]	11.64%, 6/15/13	3,205,125
			Lucent Technologies, Inc.,
B1	105		6.45%, 3/15/29	89,381
B1	3,830	[3]	6.50%, 1/15/28	3,217,200
B+	3,850	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	3,975,125
B-	200		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	154,500
B-	3,070	[4,5]	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	3,100,700
			PanAmSat Corp.,
B	3,517		9.00%, 8/15/14	3,560,962
B	1,760	[4]	9.00%, 6/15/16	1,777,600
BB	4,000	[5]	Qwest Communications Intl., Inc., 8.905%, 2/15/09	4,080,000

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
			Qwest Corp.,
BB+	$1,000		7.875%, 9/01/11	$ 1,027,500
BB+	2,500	[5]	8.579%, 6/15/13	2,675,000
BB+	3,675		9.125%, 3/15/12	3,941,437
BB+	460		Rogers Wireless, Inc., 7.25%, 12/15/12 (Canada)	466,900
B+	1,500	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	1,606,875
			Windstream Corp.,
BB+	2,340	[4]	8.125%, 8/01/13	2,427,750
BB+	2,710	[4]	8.625%, 8/01/16	2,815,013

			Total Telecommunications	51,504,454

			Transportation—0.9%
BB-	520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	509,600
B	1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,612,100
BB-	2,160	[4]	Hertz Corp., 8.875%, 1/01/14	2,257,200
B3	111		Horizon Lines LLC, 9.00%, 11/01/12	112,943
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,751,062

			Total Transportation	6,242,905

			Total Corporate Bonds	430,503,922

			Bank Loans—52.5%
			Aerospace & Defense—0.6%
	978		Arinc, Inc., Loan B, LIBOR + 2.00%, 2/15/11	978,722
	878		Camp Acquisition Co., Loan A, LIBOR + 3.25%, 8/30/11	877,622
	1,975		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	1,977,469
			Primus Intl., Inc.,
	188		0.50%, 6/16/12	187,968
	313		LIBOR + 2.50%, 6/16/12	313,281

			Total Aerospace & Defense	4,335,062

			Automotive—1.5%
	500		Dana Corp., LIBOR + 2.25%, 4/12/08	500,104
			Goodyear Tire & Rubber Co.,
	500		LIBOR + 2.75%, 4/01/10	501,667
	2,000		LIBOR + 3.50%, 4/01/11	2,013,500
	746		IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/31/12	747,804
	1,000		Lear Corp., LIBOR + 2.50%, 3/23/12	991,875
	1,000		Mark IV Industries, Inc., LIBOR, 6/30/11	1,006,667
	925		Metaldyne Corp., Loan D, LIBOR + 4.50%, 12/31/09	934,589
	496		Precision Parts Intl., Loan B, LIBOR + 3.75%, 10/15/11	495,009
	517		Tenneco Automotive, Inc., Loan B1, LIBOR + 2.00%, 12/12/10	519,379
	2,463		TRW Automotive Acquisitions Corp., Loan B, LIBOR + 1.50%, 6/30/12	2,456,344

			Total Automotive	10,166,938

			Basic Materials—4.7%
			Basell NV,
	417		Loan B2, LIBOR + 2.50%, 9/30/13	420,964
	83		Loan B4, LIBOR + 2.50%, 8/01/14	84,193
	83		Loan C4, LIBOR + 3.00%, 8/01/13	84,193
	417		Loan C2, LIBOR + 3.00%, 9/30/14	420,964
	965		Berry Plastics Corp., LIBOR + 1.75%, 7/22/10	963,234
	827		Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/31/11	827,537
	2,051		Celanese AG, LIBOR + 2.00%, 6/03/11	2,053,015
	3,000		Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	3,048,750
	938		Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	936,899
	4,239		Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	4,215,001
			Ineos Group Holdings PLC,
	1,500		Loan A4, LIBOR + 2.25%, 12/16/12	1,504,375
	1,750		Loan B2, LIBOR + 2.25%, 12/16/13	1,758,176
	1,750		Loan C2, LIBOR + 2.75%, 12/16/14	1,759,844
			Invista BV,
	1,355		Loan B1, LIBOR + 1.75%, 4/30/11	1,355,326
	689		Loan B2, LIBOR + 1.50%, 4/30/11	688,955
	1,995		ISP Chemco, Inc., LIBOR + 1.75%, 2/28/13	1,992,863
	578		John Maneely Co., Loan B, LIBOR + 3.00%, 3/31/13	581,422

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Basic Materials—(cont’d)
	$2,474	Nalco Co., Loan B, LIBOR + 1.75%, 11/01/10	$ 2,469,021
	494	PQ Corp., LIBOR + 2.00%, 2/28/12	493,750
	990	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	991,237
		SP Newsprint,
	1,611	Loan B, LIBOR + 2.25%, 1/09/10	1,615,139
	383	PRIME + 1.25%, 1/08/10	384,292
		UPC Technology Corp.,
	750	Loan J, LIBOR, 3/31/13	954,681
	750	Loan K, LIBOR, 12/31/13	955,703
	1,000	Loan J2, LIBOR + 2.00%, 3/31/13	996,714
	1,000	Loan K2, LIBOR + 2.00%, 12/31/13	996,714

		Total Basic Materials	32,552,962

		Building & Development—1.5%
	1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,503,750
	250	Euramax Intl., Inc., LIBOR + 7.00%, 7/15/13	250,469
	1,250	Harmon Koval, FIXED + 3.25%, 12/31/06	1,253,125
	425	Maxim Crane Works LP, LIBOR + 2.00%, 1/28/10	424,594
	500	Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	497,500
	491	Nortek, Inc., Loan B, PRIME + 1.00%, 8/24/11	489,364
		Ply Gem Industries, Inc.,
	94	(CND), LIBOR + 2.25%, 8/15/11	93,282
	1,403	LIBOR + 2.25%, 8/15/11	1,399,228
	1,500	Pro Build Holdings, Loan B, LIBOR + 1.75%, 6/30/13	1,498,125
	925	Rhodes Ranch, LIBOR + 3.25%, 11/15/10	925,000
	1,995	United Subcontractors, Inc., LIBOR + 2.75%, 12/31/12	1,990,012

		Total Building & Development	10,324,449

		Conglomerates—2.6%
	499	AGY Holding Corp., LIBOR + 2.75%, 4/30/12	501,244
		Atlantis Plastics, Inc.,
	500	LIBOR + 2.75%, 9/30/11	500,000
	988	LIBOR + 7.25%, 9/30/11	989,969
	902	Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	909,144
	1,971	Colfax Corp., Loan B, LIBOR + 2.00%, 11/30/11	1,977,899
	3,063	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/30/13	3,061,667
	419	Gentek, Inc., LIBOR + 4.25%, 3/15/12	421,396
	1,470	Honeywell Security, Loan B, LIBOR + 3.25%, 6/28/10	1,470,032
		Invensys PLC,
	1,000	LIBOR + 2.00%, 12/15/10	1,000,000
	1,000	TBD, 12/15/10 (United Kingdom)	1,871,502
		Jarden Corp.,
	486	Loan B2, LIBOR + 1.75%, 1/15/12	485,076
	1,192	LIBOR + 2.00%, 1/24/12	1,186,064
	758	Mueller Group, Inc., Loan B, LIBOR + 2.25%, 9/30/12	760,965
	366	Penn Engineering & Manufacturing, LIBOR + 2.25%, 4/30/11	369,320
	1,345	Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.00%, 12/30/09	1,344,620
	869	St. John Knits Intl., Inc., Loan B, LIBOR + 2.50%, 3/30/12	867,176

		Total Conglomerates	17,716,074

		Consumer Products—9.3%
	1,000	Aearo Technologies, Inc., LIBOR + 6.50%, 9/30/13	1,015,000
	998	24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 3.00%, 6/30/12	1,000,825
	1,045	Alimentation Couche-Tard, Inc., LIBOR + 1.75%, 12/31/10	1,047,690
	459	Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	457,658
		Bare Escentuals Beauty, Inc.,
	500	LIBOR + 7.00%, 7/10/13	503,750
	494	PRIME + 1.75%, 2/15/12	494,676
		Berkline Bench Craft,
	925	Loan B, LIBOR + 3.75%, 10/31/11	765,438
	1,000	LIBOR + 10.0%, 4/30/12	300,000
	500	Buffets, Inc., LIBOR + 0.10%, 6/28/09	500,000
	1,475	Burger King Corp., Loan B1, LIBOR + 1.50%, 2/28/13	1,469,270
	1,496	Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	1,453,233

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
	$ 495	Centerplate, Inc., LIBOR + 3.25%, 10/15/10	$ 496,844
	1,496	Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,493,756
	1,000	Cenveo Corp., Loan, LIBOR + 2.00%, 6/30/13	1,001,250
	495	Chiquita Brands Intl., Inc., Loan C, LIBOR + 2.25%, 7/15/13	494,794
	690	CKE Restaurants, Inc., LIBOR + 2.00%, 5/17/09	692,966
	998	Coinmach Corp., Loan B1, LIBOR + 2.50%, 12/15/12	1,003,389
	1,668	Commonwealth Brands, Inc., LIBOR + 2.25%, 12/15/12	1,674,589
	2,500	Cracker Barrell, Loan B, LIBOR + 1.50%, 5/15/13	2,480,000
	1,000	Denny’s Corp., LIBOR + 5.13%, 9/25/10	1,012,083
	432	Douglas Dynamics LLC, LIBOR + 1.75%, 12/16/10	430,818
		Eastman Kodak Co.,
	875	Loan B1, LIBOR + 2.25%, 10/15/12	873,694
	368	Loan B2, LIBOR + 2.25%, 10/15/12	367,149
	1,353	Eight O’Clock Coffee, Loan B, PRIME + 2.00%, 12/15/06	1,352,679
	647	Hertz Corp., LIBOR + 2.25%, 12/31/12	649,615
	792	Keystone Foods Holdings LLC, LIBOR + 1.75%, 6/30/11	791,069
	236	Knoll, Inc., LIBOR + 1.75%, 10/15/12	236,841
	854	Language Line, Inc., Loan B, LIBOR + 4.25%, 6/14/11	859,228
	1,645	Le-Natures, Inc., Loan B, LIBOR + 3.00%, 5/30/10	1,657,337
	1,228	Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,221,539
	2,738	Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/30/10	2,740,536
	645	Movie Gallery, Inc., Loan B, LIBOR + 5.25%, 4/30/11	627,444
	1,661	Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/15/13	1,673,022
	1,548	New Page, Loan B, LIBOR + 3.00%, 4/30/12	1,552,102
	804	Nice Pak Products, PRIME + 2.25%, 6/15/10	804,084
		Olympus Cable Holdings LLC,
	2,000	Loan A, PRIME + 1.25%, 6/30/10	1,906,562
	3,500	Loan B, PRIME + 2.00%, 9/30/10	3,353,983
	1,500 [2]	Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,500,000
		Oriental Trading Co., Inc.,
	1,327	Loan B, LIBOR + 2.25%, 6/30/09	1,329,834
	500	LIBOR + 4.75%, 1/08/11	501,250
		OSI Group LLC,
	1,474	Loan B, LIBOR + 1.75%, 9/15/11	1,468,223
	1,474	LIBOR + 1.75%, 9/15/11	1,468,224
	946	PBM Products LLC, Loan B, LIBOR + 3.00%, 7/31/11	945,890
	713	Pierre Foods, Inc., Loan B, LIBOR + 2.00%, 7/15/10	713,333
	750	Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	743,438
	1,466	Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,467,471
	472	Propex Fabric, Inc., Loan B, LIBOR + 2.25%, 8/30/12	471,911
	250	Quality Home Brands Holdings LLC, LIBOR + 6.25%, 6/15/13	252,500
	2,000	Quiznos Corp., LIBOR + 2.25%, 5/01/12	1,992,916
	3,443	R.H. Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	3,414,430
	389	Sealy Mattress Co., Loan D, LIBOR + 1.75%, 8/06/12	389,259
	1,955	Sturm Foods, Inc., LIBOR + 2.25%, 5/31/11	1,959,887
	1,496	Supervalu, Inc., Loan B, LIBOR + 1.75%, 6/15/12	1,490,431
	609	Synventive Acquisition, Inc., LIBOR + 14.0%, 2/17/14	517,717
		Travelcenters of America, Inc.,
	248	Loan B, LIBOR + 1.75%, 6/30/11	247,253
	250	Loan B, LIBOR + 1.75%, 11/30/11	249,750
	916	Tupperware Corp., LIBOR + 1.50%, 11/07/12	908,710
	499	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	495,009
		Waterpik Technologies, Inc.,
	500	LIBOR + 2.25%, 4/15/13	505,000
	750	LIBOR + 6.50%, 10/15/13	761,250

		Total Consumer Products	64,248,599

		Containers & Packaging—2.1%
		Bluegrass Container Co. LLC,
	1,136	LIBOR, 12/30/13	1,145,833
	364	LIBOR + 5.00%, 12/30/13	364,943
	1,500	Loan B, LIBOR + 2.25%, 6/30/13	1,505,390

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Containers & Packaging—(cont’d)
	$ 200	Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	$ 201,417
	329	Flexsol Packaging Corp., LIBOR + 3.25%, 11/30/11	329,016
		Georgia-Pacific Corp.,
	2,494	LIBOR + 2.00%, 2/28/13	2,490,266
	994	LIBOR + 3.00%, 2/28/14	1,001,736
		Graham Packaging Co. LP,
	1,970	Loan B, LIBOR + 2.25%, 10/01/11	1,973,694
	1,429	Loan C, LIBOR + 4.25%, 4/01/12	1,444,047
	1,324	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	1,333,638
	568	Smurfit-Stone Container Corp., LIBOR + 2.35%, 11/15/10	569,852
	1,955	Solo Cup, Inc., LIBOR + 2.50%, 2/27/11	1,960,294

		Total Containers & Packaging	14,320,126

		Ecological Services & Equipment—0.1%
	500	Envirosolutions, Inc., LIBOR + 3.50%, 7/15/12	502,812

		Energy—3.4%
	429	AES Corp., LIBOR + 1.75%, 4/30/08	429,174
	744	Boart Longyear Co., LIBOR + 3.00%, 7/28/12-11/30/12	747,167
	955	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/30/12	961,747
		Coffeyville Resources LLC,
	600	LIBOR + 2.50%, 6/22/11	602,250
	891	Loan B, LIBOR + 2.25%, 7/15/12	894,375
	2,000	Coleto Creek Power, LIBOR, 7/31/13	1,980,000
	248	Complete Production Services, Inc., Loan B, LIBOR + 2.50%, 8/31/12	248,435
		El Paso Production Holding Co.,
	375	LIBOR + 2.85%, 11/23/09	375,375
	483	Loan B, LIBOR + 2.75%, 11/30/09	482,983
	1,493	Key Energy Services, Inc., Loan B, LIBOR + 3.75%, 8/15/12	1,497,475
		LSP General Finance Co. LLC,
	40	0.88%, 4/15/13	40,219
	960	LIBOR + 1.75%, 4/15/13	955,198
	499	Meg Energy Corp., Loan B, LIBOR + 2.25%, 4/15/13	498,839
	332	MGG Holdings, LIBOR + 2.00%, 12/15/10	333,287
	5,988	NRG Energy, Inc., LIBOR + 2.00%, 1/31/13	6,000,856
	501	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	503,136
		Plum Point Energy Associates,
	716	Loan B, LIBOR + 3.25%, 3/14/14	717,764
	194	LIBOR + 3.75%, 3/14/14	194,852
	1,985	Reliant Energy, Inc., LIBOR + 2.38%, 4/30/10	1,982,389
		Semcrude LP,
	293	LIBOR + 2.25%, 2/28/11	293,717
	689	(CND), LIBOR + 2.25%, 2/28/11	690,975
	1,496	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,496,250
	988	Universal Compression, Inc., LIBOR + 1.50%, 1/15/15	989,152
		Wolf Hollow I LP,
	500	LIBOR + 2.25%, 6/15/12-6/22/12	498,334
	486	Loan B, LIBOR + 2.25%, 6/15/12	483,985

		Total Energy	23,897,934

		Entertainment & Leisure—3.0%
	3,229	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/31/12	3,211,747
	1,000	Century Theatres, Inc., Loan, LIBOR + 1.88%, 3/01/13	1,000,000
	500	Edge Las Vegas, LIBOR, 6/15/07	500,000
	2,500	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	2,506,250
	2,000	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,007,500
	489	Green Valley Ranch Gaming LLC, Loan B, LIBOR + 1.75%, 12/01/10	488,195
	498	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	498,122
	1,231	Isle of Capri Casinos, Inc., LIBOR + 1.75%, 1/31/11	1,229,403
	4,988	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 2.25%, 4/15/12	4,992,179
	1,485	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 5/31/12	1,487,599
	1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,099,350
	1,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., LIBOR + 2.13%, 12/31/11	999,792
	475	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	472,792

		Total Entertainment & Leisure	20,492,929

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Financial Institutions—4.8%
	$ 998	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	$ 987,109
	748	Ameritrade, Loan B, LIBOR + 1.50%, 1/31/13	746,068
	1,007	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	986,785
	988	Billing Services Group, LIBOR + 2.50%, 5/05/12	1,261,433
	500	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	501,458
	4,000	Century Corp., Loan, PRIME + 2.00%, 12/31/09	3,832,856
	1,262	Global Cash Access LLC, LIBOR + 1.75%, 3/15/10	1,265,796
		GS Holdings Corp.,
	64	TBD, 5/15/13	63,398
	91	LIBOR, 5/15/11	90,568
	594	LIBOR + 1.75%, 5/15/13	591,795
	872	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	875,302
	600	Level 3 Financing, LIBOR, 12/01/12	600,000
	850	Lucite Intl. Finance PLC, LIBOR + 9.00%, 7/15/14	1,072,896
		N.E.W. Holdings I LLC,
	818	LIBOR + 3.00%, 7/15/11	818,185
	250	LIBOR + 7.00%, 7/15/12	250,000
		Nasdaq Stock Market, Inc.,
	1,263	Loan B, LIBOR + 1.75%, 4/18/12	1,260,661
	732	Loan C, LIBOR + 1.75%, 4/18/12	730,847
	6,000	Navistar Financial Corp., LIBOR + 5.00%, 2/28/09	6,030,000
	1,427	NTL, Inc., Loan A, LIBOR + 5.00%, 3/23/11	1,424,990
	1,000	Owens Illinois Group, Inc., Loan B, LIBOR + 1.75%, 6/30/13	1,000,000
	1,244	Professional Service, Inc., Loan B, LIBOR + 3.00%, 10/31/12	1,244,527
	1,000	Targa Resources, Inc., LIBOR + 2.25%, 10/31/07	999,167
	1,994	TPG Springs, TBD, 3/22/13-3/22/14	3,728,383
	444	Universal American Financial Corp., LIBOR + 2.25%, 5/25/09	445,969
	907	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	911,932
	1,250	Vertellus, LIBOR 3.25%, 7/08/13	1,250,000

		Total Financial Institutions	32,970,125

		Health Care—4.1%
	1,990	CCS Medical, Loan B, LIBOR + 3.25%, 10/31/12	1,907,415
	2,948	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,945,198
	2,331	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	2,331,771
	1,805	Davita, Inc., Loan B, LIBOR + 2.00%, 6/30/12	1,806,380
	249	DJ Orthopedics, Inc., LIBOR + 1.50%, 4/15/13	247,351
	682	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	685,611
	988	Eye Care Centers of America, Inc., LIBOR + 3.00%, 2/28/12	988,117
	500	Global Healthcare Exchange LLC, Loan B, PRIME + 0.25%, 3/15/13	500,000
	2,000	Healthsouth Corp., Loan B, LIBOR + 3.25%, 3/15/13	1,994,584
	980	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	983,471
	2,706	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	2,707,525
	559	Kinetic Concepts, Inc., Loan B2, LIBOR + 1.75%, 8/05/10	561,798
	974	Multiplan, Inc., LIBOR + 2.00%, 4/15/13	967,477
	1,000	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	996,875
		Quintiles Transnational Corp.,
	998	LIBOR + 2.00%, 3/31/13	995,785
	250	LIBOR + 4.00%, 3/31/14	252,891
	499	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	497,503
	988	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/28/12	972,934
	993	Vanguard Health Holding Co. II, LIBOR + 2.25%, 9/30/11	995,414
		Warner Chilcott Corp.,
	88	LIBOR + 2.50%, 1/18/11	88,162
	441	LIBOR + 2.50%, 1/18/12	440,674
	2,156	Loan B, LIBOR + 2.50%, 1/18/11	2,157,694
	869	Loan C, LIBOR + 2.50%, 1/18/11	869,445
	401	Loan D, LIBOR + 2.50%, 1/18/11	401,659
	980	Wellcare Holdings LLC, LIBOR + 2.50%, 5/13/09	980,000

		Total Health Care	28,275,734

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Industrials—1.4%
	$ 995	Bolthouse Farms, Inc., LIBOR + 2.50%, 12/01/12	$ 1,000,804
	2,276	Buhrmann U.S., Inc., Loan D1, LIBOR + 1.75%, 12/30/10	2,275,247
	1,950	Drummond Co., Inc., LIBOR + 1.25%, 2/15/12	1,942,687
	614	Novelis, Inc., Loan B, LIBOR + 2.25%, 1/13/10-12/30/11	616,291
	625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	625,000
		Standard Steel LLC,
	83	0.50%, 7/15/12	83,750
	417	Loan B, LIBOR + 2.50%, 7/15/12	418,750
	1,743	Trimas Corp., Loan B, LIBOR + 3.75%, 12/31/09	1,756,941
	1,046	United Rentals NA, Inc., LIBOR + 2.00%, 2/12/11	1,046,647
	278	Worldspan LP, LIBOR + 2.75%, 6/30/07	275,479

		Total Industrials	10,041,596

		Media—7.9%
		American Lawyers Media, Inc.,
	1,715	LIBOR + 2.50%, 3/15/10	1,709,958
	2,000	LIBOR + 5.75%, 3/07/11	2,012,500
	450	Bresnan Communications Group LLC, LIBOR + 2.00%, 10/15/13	449,438
	3,990	Cablevision Systems Corp., LIBOR + 1.50%, 3/31/13	3,964,679
	5,500	Cequel Communications LLC, LIBOR + 2.25%, 11/01/13	5,460,713
	3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., LIBOR + 2.63%, 4/28/13	3,503,860
	739	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/12	737,900
		Dex Media West LLC,
	853	Loan B1, LIBOR + 1.50%, 9/09/10	847,622
	3,395	Loan B2, LIBOR + 1.50%, 9/01/09	3,371,667
	2,327	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 3/06/10	2,323,900
	1,250	Gatehouse Media Operating, Inc., LIBOR + 2.25%, 12/15/13	1,246,094
	4,000	German Media Partners LP, LIBOR, 6/06/13	5,090,440
	2,561	Insight Midwest Holdings LLC, Loan C, LIBOR + 2.00%, 12/31/09	2,561,173
	499	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	498,127
	1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,964,420
	500	Medianews Group, Inc., LIBOR, 6/30/13	500,312
	2,000	Meidacom Broadband LLC, Loan D, LIBOR + 1.75%, 1/31/15	1,987,188
	1,931	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,925,687
	500	NEP Supershooters LP, LIBOR + 8.00%, 8/01/11	505,000
		New Wave Communications,
	300	TBD, 6/20/13	300,000
	950	PRIME + 2.50%, 6/20/13	950,000
	1,876	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,870,376
		NTL Investment Holding Ltd.,
	1,000	Loan B2, LIBOR + 2.125%, 9/30/12	1,861,202
	500	Loan B4, PRIME, 9/30/12	501,719
	2,000	Loan C, LIBOR, 3/03/13	3,743,781
	750	PAETEC Communications, Inc., Loan B, LIBOR + 3.50%, 6/30/12	754,375
	499	Prism Business Media, Inc., Loan B, LIBOR + 2.25%, 10/15/12	498,744
	750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	751,875
	172	Triple Crown Media, Inc., LIBOR + 3.25%, 12/30/12	171,112
	500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	499,911
	1,951	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,952,653

		Total Media	54,516,426

		Real Estate—0.5%
		Kyle Acquisition Group LLC,
	431	Loan B, LIBOR + 2.00%, 7/31/08	430,808
	50	LIBOR + 2.00%, 7/31/10	49,938
	1,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	1,000,000
		Masonite Intl. Corp.,
	247	(CND), LIBOR + 2.00%, 3/31/13	241,225
	247	LIBOR + 2.00%, 3/31/13	241,636
	604	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	604,106
	1,000	Williams Scotsman, Inc., Loan B, LIBOR + 2.00%, 6/30/10	1,000,000

		Total Real Estate	3,567,713

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—1.5%
	$ 746		Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	$ 746,384
	376		Coinstar, Inc., LIBOR + 2.25%, 7/15/11	376,911
	750		Crown Castle Intl. Corp., Loan B, LIBOR + 2.25%, 6/15/13	753,000
	500		Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	501,250
	494		Federal IT Systems, Inc., LIBOR + 2.50%, 4/30/11	495,912
	998		Nuance Communications, Inc., LIBOR + 2.00%, 12/29/13	983,161
	2,500		Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/30/13	2,485,267
	2,475		Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 1/05/13	2,483,662
	1,430		Verifone, Inc., Loan B, LIBOR + 1.75%, 6/30/11	1,428,475
	210		Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	210,587

			Total Technology	10,464,609

			Telecommunications—2.7%
	1,000		Alaska Communications Systems Holdings, Inc., LIBOR + 1.75%, 1/31/12	998,250
	998		Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 1/30/11	1,003,734
	449		Cavalier Telecom, Loan B, LIBOR + 4.50%, 3/31/12	452,803
	1,377		Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	1,380,500
	499		Communication Supply Corp., LIBOR + 2.75%, 2/28/12	498,991
	1,481		Consolidated Communications, Inc., Loan D, LIBOR + 2.00%, 4/07/12	1,472,918
	500		Country Road Communications LLC, LIBOR, 6/30/13	505,000
	750		Fairpoint Communications, Inc., LIBOR + 1.75%, 2/15/12	745,312
	2,000		Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	1,999,166
			IPC Acquisition Corp.,
	956		LIBOR + 2.75%, 8/15/11	960,288
	500		LIBOR + 7.25%, 8/15/12	506,042
	1,000		Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	1,000,000
	2,273		Nextel Partners Operating Corp., Loan D, LIBOR + 1.50%, 5/31/12	2,270,359
	739		NTELOS, Inc., LIBOR + 2.25%, 2/24/10	737,373
	750		Nuvox Communications, LIBOR + 5.00%, 5/15/12	757,500
	2,000		Qwest Corp., Loan A, PRIME + 3.75%, 6/30/07	2,030,000
	1,000		Wind Acquisition Finance SA, LIBOR + 2.25%, 6/17/12	1,273,496

			Total Telecommunications	18,591,732

			Transportation—0.8%
	875		Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	880,156
	721		Sirva Worldwide, Inc., LIBOR + 4.50%, 11/30/10	693,816
	605		Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	606,166
	1,000		UAL Corp., Loan B, LIBOR + 3.75%, 1/31/12	1,010,625
	2,500		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	2,503,908

			Total Transportation	5,694,671

			Total Bank Loans	362,680,491

			Mortgage Pass-Through Securities—21.0%
			Federal National Mortgage Assoc.,
	2,626		5.50%, 12/01/28-11/01/33	2,561,940
	7,302	[3]	5.50%, 3/01/32-10/01/33	7,123,085
	17,000	[3]	7.25%, 1/15/10	18,062,948
	121,000		TBA, 5.00%, 8/17/21	117,483,498

			Total Mortgage Pass-Through Securities	145,231,471

			Interest Only Asset-Backed Securities—0.7%
			Sterling Coofs Trust,
NR	42,731		Ser. 1, 2.362%, 4/15/29	2,136,529
NR	37,983		Ser. 2, 2.081%, 3/30/30	2,373,908

			Total Interest Only Asset-Backed Securities	4,510,437

			Asset-Backed Security—0.2%
AAA	1,105	[3]	Honda Auto Receivables Class A3, 2.30%, 10/18/07	1,100,900

			Collateralized Mortgage Obligation Securities—1.9%
			GSR Mortgage Loan Trust,
AAA	6,985	[3,5]	Ser. 10, Class 2A1, 4.476%, 10/25/33	6,723,559
AAA	6,960	[5]	Ser. 13, Class 1A1, 4.502%, 10/25/33	6,714,697

			Total Collateralized Mortgage Obligation Securities	13,438,256

BlackRock Limited Duration Income Trust (BLW) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—5.4%
			U.S. Treasury Notes,
	$20,425	[3]	3.375%, 12/15/08-9/15/09	$ 19,680,137
	10,000	[3]	3.75%, 3/31/07	9,907,812
	6,000	[3]	3.875%, 5/15/09	5,835,938
	1,815	[3]	4.25%, 8/15/15	1,720,563

			Total U.S. Government and Agency Securities	37,144,450

			Foreign Government Bonds—2.4%
BB-	714		Bolivarian Republic of Venezuela, 6.625%, 12/18/07	714,224
BB	5,000	[3]	Republic of Colombia, 9.75%, 4/23/09	5,437,500
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,625,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,075,000

			Total Foreign Government Bonds	16,851,724

	Units
	(000)

			Warrants—0.0%
	10	[2,7]	Reliant Resources, Inc., Expires 8/25/08, strike price $0.001, 1 share for 1 warrant	75,102

	Shares

			Common Stocks—0.0%
	7,579		Critical Care Systems Intl., Inc.	35,870

			Preferred Security—0.0%
	125,000		Superior Essex Holding Corp., Ser. A, 9.50%	100,000

			Total investments—146.5% (cost $1,013,385,7738)	$1,011,672,623
			Liabilities in excess of other assets (including $204,801,506 in reverse repurchase agreements payable and
			$141,180,766 in investments purchased payable)—(46.5)%	(321,335,031)

			Net Assets—100%	$ 690,337,592

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Security is fair valued.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 14.4% of its net assets, with a current market value of $99,682,034, in securities restricted as to resale.
[5]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[6]	Illiquid security. As of July 31, 2006, the Trust held 0.9% of its net assets, with a current market value of $6,224,439 in these securities.
[7]	Non-income producing security.
[8]	Cost for Federal income tax purposes is $1,015,170,425. The net unrealized depreciation on a tax basis is $3,497,802, consisting of $9,496,548 gross unrealized appreciation and $12,994,350 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

CND	—	Canadian Dollar	TBA	—	To Be Announced
EUR	—	Euro	TBD	—	To Be Determined

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Limited Duration Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006